CONCENTRATIONS	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS

21. CONCENTRATIONS

For the six months ended June 30, 2023 and 2022, no single customer accounted for greater than 10% of the total revenues. The Company’s top five customers in aggregate accounted for 31% and 34% of the Company’s revenues of continuing operations, for each of the six months ended June 30, 2023 and 2022, respectively.

The Company’s top five customers in aggregate accounted for 43% of total accounts receivable as of June 30, 2023, while two customers’ balance accounted for 11% and 10%, respectively. The Company’s top five customers in aggregate accounted for 30% of total accounts receivable as of December 31, 2022, while one customer accounted for 12% of accounts receivable.

For the six months ended June 30, 2023 and 2022, approximately 69% and 85%, respectively, of total purchases were from five unrelated suppliers. Two suppliers each accounted for 23% and 18%, respectively, of total purchases for the six months ended June 30, 2023, and two suppliers each accounted for 36% and 23%, respectively, of total purchases for the six months ended June 30, 2022.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS